SHARE CAPITAL AND SHARE PREMIUM (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Summary of Shares
Shares

(Dollars in millions, except share and per share data)	June 30, 2026	December 31, 2025
Authorized:
2,000,000,000 ordinary shares of $0.0001 each	0.2	0.2
Issued and fully paid:
387,538,923 and (2025: 369,886,369) ordinary shares of $0.0001 each	0.1	0.1

Summary of Movements in the Company's Share Capital and Share Premium
A summary of movements in the Company’s share capital and share premium is as follows:

(Dollars in millions, except share and per share data)	Number of shares in issue	Share capital	Share premium	Total
At December 31, 2025 and January 1, 2026	369,886,369	$0.1	$2,750.3	$2,750.4
Issuance of ordinary shares, net	15,400,000	—	212.4	212.4
Exercise of share options	454,296	—	0.6	0.6
Reclassification of vesting of restricted share units	1,798,258	—	51.6	51.6
At June 30, 2026	387,538,923	$0.1	$3,014.9	$3,015.0